Parent Only Financial Information	12 Months Ended
Jun. 30, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Only Financial Information

Note 22 – Parent Only Financial Information

Kearny Financial Corp. operates its wholly owned subsidiary Kearny Federal Savings Bank and the Bank’s wholly-owned subsidiaries. The consolidated earnings of the subsidiaries are recognized by the Company using the equity method of accounting. Accordingly, the consolidated earnings of the subsidiaries are recorded as increases in the Company’s investment in the subsidiaries. The following are the condensed financial statements for Kearny Financial Corp. (Parent Company only) as June 30, 2014 and 2013, and for each of the years in the three-year period ended June 30, 2014.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	June 30,
	2014	2013
	(In Thousands)

Assets
Cash and amounts due from depository institutions	$17,413	$13,524
Loans receivable	5,065	6,726
Investment in subsidiaries	472,110	447,498
Other assets	154	62

	$494,742	$467,810

Liabilities and Stockholders’ Equity
Other liabilities	$66	$103
Stockholders’ equity	494,676	467,707

	$494,742	$467,810

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended June 30,
	2014	2013	2012
	(In Thousands)

Dividends from subsidiary	$5,000	$—	$6,000
Interest income	341	450	566
Equity in undistributed earnings (loss) of subsidiaries	5,398	6,550	(864)
Gain on sale of securities	—	38	—

	10,739	7,038	5,702

Directors’ compensation	123	117	124
Other expenses	539	436	526

	662	553	650

Income before Income Taxes	10,077	6,485	5,052

Income tax benefit	(111)	(21)	(26)

Net income	$10,188	$6,506	$5,078

Comprehensive income (loss)	$12,047	$(21,229)	$13,242

CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended June 30,
	2014	2013	2012
	(In Thousands)

Cash Flows from Operating Activities
Net income	$10,188	$6,506	$5,078
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(5,398)	(6,550)	864
Amortization of premiums	—	8	14
Realized gain on sale of mortgage-backed securities available for sale	—	(38)	—
Decrease in interest receivable	—	5	2
Payments received on intercompany liabilities	231	174	12,469
(Increase) decrease in other assets	(116)	52	41
(Decrease) increase in other liabilities	(37)	22	1

Net Cash Provided by Operating Activities	$4,868	$179	$18,469

CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended June 30,
	2014	2013	2012
	(In Thousands)

Cash Flows from Investing Activities
Repayment of loan to ESOP	$1,661	$1,573	$1,489
Principal repayments on mortgage-backed securities available for sale	—	424	697
Proceeds from sale of mortgage-backed securities available for sale	—	667	—
Return of subsidiary investment	—	—	9

Net Cash Provided by Investing Activities	1,661	2,664	2,195

Cash Flows from Financing Activities
Dividends paid to minority stockholders of Kearny Financial Corp.	—	—	(3,617)
Purchase of common stock of Kearny Financial Corp. for treasury	(4,135)	(4,319)	(8,464)
Treasury stock reissued	1,495	—	—
Dividends contributed for payment of ESOP loan	—	(2)	160
Dividends paid on vested ESOP distribution	—	—	(1)

Net Cash Used in Financing Activities	(2,640)	(4,321)	(11,922)

Net Increase (Decrease) in Cash and Cash Equivalents	3,889	(1,478)	8,742

Cash and Cash Equivalents - Beginning	13,524	15,002	6,260

Cash and Cash Equivalents - Ending	$17,413	$13,524	$15,002